SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Additional Financial Information by Reportable Segment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	$ 1,990.9	$ 1,729.1	$ 1,528.5	$ 1,723.0	$ 1,772.9	$ 1,761.4	$ 1,795.7	$ 1,740.1	$ 6,971.5	$ 7,070.1	$ 7,159.0
Interest expense									(70.0)	(75.8)	(58.5)
Other non-operating expense (income), net									(1.9)	(445.2)	(104.8)
Income before taxes									737.3	249.5	554.8
Capital expenditures									206.2	225.1	227.9
Depreciation and amortization expense									205.3	179.0	181.0
Other expense (income), net	$ (3.7)	$ 12.4	$ 40.0	$ 4.9	$ 31.5	$ 6.7	$ 7.5	$ 7.5	53.6	53.2	69.9
Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									114.2	109.6	92.2
Label and Graphic Materials
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									4,715.1	4,745.9	4,851.1
Label and Graphic Materials | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									688.8	601.5	568.2
Capital expenditures									87.3	137.8	151.5
Depreciation and amortization expense									107.0	100.2	104.7
Other expense (income), net									22.2	28.3	61.8
Label and Graphic Materials | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									80.3	80.2	78.7
Retail Branding and Information Solutions | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									144.7	196.6	170.4
Capital expenditures									101.6	63.1	57.1
Depreciation and amortization expense									71.6	52.6	49.0
Other expense (income), net									22.7	9.9	11.4
Retail Branding and Information Solutions | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									27.5	20.6	4.7
Industrial and Healthcare Materials
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									625.5	673.9	694.7
Industrial and Healthcare Materials | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									58.2	60.0	62.9
Capital expenditures									17.3	24.2	19.3
Depreciation and amortization expense									26.7	26.2	27.3
Other expense (income), net									8.4	9.4	(1.0)
Industrial and Healthcare Materials | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									6.4	8.8	8.8
Corporate | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									(82.5)	(87.6)	(83.4)
Other expense (income), net									$ 0.3	$ 5.6	$ (2.3)